Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Longboard Pharmaceuticals, Inc.
Entity Central Index Key	0001832168